Guarantees, commitments and risks - Expected payments under contractual obligations (Details) € in Millions	Dec. 31, 2023 EUR (€)
Guarantees, commitments and risks
Contractual obligations	€ 168,322
2024
Guarantees, commitments and risks
Contractual obligations	22,361
2025
Guarantees, commitments and risks
Contractual obligations	19,030
2026
Guarantees, commitments and risks
Contractual obligations	18,756
2027
Guarantees, commitments and risks
Contractual obligations	15,650
2028
Guarantees, commitments and risks
Contractual obligations	13,792
2029 and thereafter
Guarantees, commitments and risks
Contractual obligations	78,733
Subsidiaries | Assets held for sale
Guarantees, commitments and risks
Contractual obligations	552
Decommissioning liabilities
Guarantees, commitments and risks
Contractual obligations	14,006
Decommissioning liabilities | 2024
Guarantees, commitments and risks
Contractual obligations	679
Decommissioning liabilities | 2025
Guarantees, commitments and risks
Contractual obligations	497
Decommissioning liabilities | 2026
Guarantees, commitments and risks
Contractual obligations	468
Decommissioning liabilities | 2027
Guarantees, commitments and risks
Contractual obligations	482
Decommissioning liabilities | 2028
Guarantees, commitments and risks
Contractual obligations	968
Decommissioning liabilities | 2029 and thereafter
Guarantees, commitments and risks
Contractual obligations	10,912
Environmental liabilities
Guarantees, commitments and risks
Contractual obligations	3,619
Environmental liabilities | 2024
Guarantees, commitments and risks
Contractual obligations	646
Environmental liabilities | 2025
Guarantees, commitments and risks
Contractual obligations	495
Environmental liabilities | 2026
Guarantees, commitments and risks
Contractual obligations	399
Environmental liabilities | 2027
Guarantees, commitments and risks
Contractual obligations	368
Environmental liabilities | 2028
Guarantees, commitments and risks
Contractual obligations	305
Environmental liabilities | 2029 and thereafter
Guarantees, commitments and risks
Contractual obligations	1,406
Purchase obligations
Guarantees, commitments and risks
Contractual obligations	150,677
Purchase obligations | 2024
Guarantees, commitments and risks
Contractual obligations	21,032
Purchase obligations | 2025
Guarantees, commitments and risks
Contractual obligations	18,024
Purchase obligations | 2026
Guarantees, commitments and risks
Contractual obligations	17,887
Purchase obligations | 2027
Guarantees, commitments and risks
Contractual obligations	14,800
Purchase obligations | 2028
Guarantees, commitments and risks
Contractual obligations	12,519
Purchase obligations | 2029 and thereafter
Guarantees, commitments and risks
Contractual obligations	66,415
Gas take-or-pay contracts
Guarantees, commitments and risks
Contractual obligations	145,260
Gas take-or-pay contracts | 2024
Guarantees, commitments and risks
Contractual obligations	17,904
Gas take-or-pay contracts | 2025
Guarantees, commitments and risks
Contractual obligations	17,286
Gas take-or-pay contracts | 2026
Guarantees, commitments and risks
Contractual obligations	17,358
Gas take-or-pay contracts | 2027
Guarantees, commitments and risks
Contractual obligations	14,463
Gas take-or-pay contracts | 2028
Guarantees, commitments and risks
Contractual obligations	12,330
Gas take-or-pay contracts | 2029 and thereafter
Guarantees, commitments and risks
Contractual obligations	65,919
Gas ship or pay contracts
Guarantees, commitments and risks
Contractual obligations	2,747
Gas ship or pay contracts | 2024
Guarantees, commitments and risks
Contractual obligations	750
Gas ship or pay contracts | 2025
Guarantees, commitments and risks
Contractual obligations	540
Gas ship or pay contracts | 2026
Guarantees, commitments and risks
Contractual obligations	475
Gas ship or pay contracts | 2027
Guarantees, commitments and risks
Contractual obligations	327
Gas ship or pay contracts | 2028
Guarantees, commitments and risks
Contractual obligations	186
Gas ship or pay contracts | 2029 and thereafter
Guarantees, commitments and risks
Contractual obligations	469
Other purchase obligations
Guarantees, commitments and risks
Contractual obligations	2,670
Other purchase obligations | 2024
Guarantees, commitments and risks
Contractual obligations	2,378
Other purchase obligations | 2025
Guarantees, commitments and risks
Contractual obligations	198
Other purchase obligations | 2026
Guarantees, commitments and risks
Contractual obligations	54
Other purchase obligations | 2027
Guarantees, commitments and risks
Contractual obligations	10
Other purchase obligations | 2028
Guarantees, commitments and risks
Contractual obligations	3
Other purchase obligations | 2029 and thereafter
Guarantees, commitments and risks
Contractual obligations	27
Other obligations
Guarantees, commitments and risks
Contractual obligations	20
Other obligations | 2024
Guarantees, commitments and risks
Contractual obligations	4
Other obligations | 2025
Guarantees, commitments and risks
Contractual obligations	14
Other obligations | 2026
Guarantees, commitments and risks
Contractual obligations	2
Memorandum of intent Val d'Agri
Guarantees, commitments and risks
Contractual obligations	20
Memorandum of intent Val d'Agri | 2024
Guarantees, commitments and risks
Contractual obligations	4
Memorandum of intent Val d'Agri | 2025
Guarantees, commitments and risks
Contractual obligations	14
Memorandum of intent Val d'Agri | 2026
Guarantees, commitments and risks
Contractual obligations	€ 2